UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Investment Services
Address: 7412 Calumet Avenue

         Hammond, IN  46324

13F File Number:  28-12835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Hathoot
Title:     Chief Compliance Officer
Phone:     219-852-3215

Signature, Place, and Date of Signing:

     /s/ Thomas J. Hathoot     Hammond, IN/USA     November 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     53

Form13F Information Table Value Total:     $103,174 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROPOSTALE                    COM              007865108      442    10180          SOLE                     7350        0     2830
AFLAC INC                      COM              001055102     1095    25635          SOLE                    22460        0     3175
AKAMAI TECHNOLOGIES INC        COM              00971T101     1566    79610          SOLE                    59915        0    19695
AMEDISYS INC                   COM              023436108     1792    41080          SOLE                    31280        0     9800
AMERISOURCEBERGEN CORP         COM              03073E105     1671    74665          SOLE                    57025        0    17640
ASTRAZENECA PLC                SPONSORED ADR    046353108     1442    32091          SOLE                    24557        0     7534
BALLY TECHNOLOGIES INC         COM              05874B107      812    21170          SOLE                    13655        0     7515
BIOGEN IDEC INC                COM              09062X103     1839    36410          SOLE                    28560        0     7850
BMC SOFTWARE INC               COM              055921100     1531    40810          SOLE                    31405        0     9405
CA INC                         COM              12673P105     1698    77240          SOLE                    59230        0    18010
CATALYST HEALTH SOLUTIONS IN   COM              14888B103     1987    68185          SOLE                    51500        0    16685
CHEVRON CORP NEW               COM              166764100      200     2842          SOLE                     2842        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     3148    81450          SOLE                    61565        0    19885
COMCAST CORP NEW               CL A             20030N101     1851   109714          SOLE                    84060        0    25654
CVS CAREMARK CORPORATION       COM              126650100     1848    51728          SOLE                    38732        0    12996
DIRECTV GROUP INC              COM              25459L106     2199    79745          SOLE                    63015        0    16730
DOLBY LABORATORIES INC         COM              25659T107     2025    53030          SOLE                    39580        0    13450
EBIX INC                       COM NEW          278715206     1947    35180          SOLE                    26590        0     8590
EMCOR GROUP INC                COM              29084Q100     2240    88485          SOLE                    68160        0    20325
EXXON MOBIL CORP               COM              30231G102      565     8249          SOLE                     8049        0      200
GAMESTOP CORP NEW              CL A             36467W109     1310    49520          SOLE                    36935        0    12585
GENERAL DYNAMICS CORP          COM              369550108     1861    28815          SOLE                    22141        0     6674
HEWLETT PACKARD CO             COM              428236103     2446    51812          SOLE                    39590        0    12221
HOSPIRA INC                    COM              441060100     2081    46675          SOLE                    35895        0    10780
INTERNATIONAL BUSINESS MACHS   COM              459200101     3075    25714          SOLE                    19500        0     6213
ISHARES TR                     BARCLYS INTER CR 464288638     5220    50435          SOLE                    37905        0    12530
ISHARES TR                     BARCLYS 1-3YR CR 464288646     5546    53138          SOLE                    40090        0    13048
ISHARES TR INDEX               IBOXX INV CPBD   464287242     4203    39404          SOLE                    28605        0    10799
JOHNSON & JOHNSON              COM              478160104     2124    34890          SOLE                    27017        0     7872
KENSEY NASH CORP               COM              490057106     2055    70985          SOLE                    54280        0    16705
LHC GROUP INC                  COM              50187A107      991    33120          SOLE                    22405        0    10715
LINCOLN EDL SVCS CORP          COM              533535100     1755    76740          SOLE                    59740        0    17000
NATIONAL OILWELL VARCO INC     COM              637071101     1944    45087          SOLE                    35697        0     9390
NII HLDGS INC                  CL B NEW         62913F201     2314    76985          SOLE                    59760        0    17225
OCEANEERING INTL INC           COM              675232102     2958    52139          SOLE                    39566        0    12573
ORACLE CORP                    COM              68389X105     2310   110883          SOLE                    82384        0    28498
PHILIP MORRIS INTL INC         COM              718172109      317     6505          SOLE                     6295        0      210
PRECISION CASTPARTS CORP       COM              740189105     1952    19165          SOLE                    14860        0     4305
PRICELINE COM INC              COM NEW          741503403     3301    19910          SOLE                    15330        0     4580
REHABCARE GROUP INC            COM              759148109     1360    62710          SOLE                    50120        0    12590
STRYKER CORP                   COM              863667101     1760    38760          SOLE                    29805        0     8955
SYBASE INC                     COM              871130100     2806    72135          SOLE                    55945        0    16190
SYKES ENTERPRISES INC          COM              871237103      373    17935          SOLE                    12050        0     5885
SYNAPTICS INC                  COM              87157D109     1367    54275          SOLE                    41995        0    12280
SYNIVERSE HLDGS INC            COM              87163F106     2619   149671          SOLE                   116344        0    33327
SYNTEL INC                     COM              87162H103      674    14131          SOLE                     9440        0     4691
TELECOMMUNICATION SYS INC      CL A             87929J103     2022   241960          SOLE                   190560        0    51400
U S PHYSICAL THERAPY INC       COM              90337L108      329    21865          SOLE                    14540        0     7325
UNITED TECHNOLOGIES CORP       COM              913017109     1919    31503          SOLE                    23455        0     8048
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     3356    41931          SOLE                    35714        0     6217
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     3816    48001          SOLE                    39178        0     8823
WAL MART STORES INC            COM              931142103      212     4330          SOLE                     3880        0      450
WORLD FUEL SVCS CORP           COM              981475106      900    18730          SOLE                    15950        0     2780